UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08333
Nuveen Investment Trust II

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917‑7700

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report February 28, 2025

Nuveen Equity Long/Short Fund
Class A Shares/NELAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$108	2.09%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2025)

Fund net assets	$144,852,437

Total number of portfolio holdings	187

Portfolio turnover (%)	43%

What did the Fund invest in? (as of February 28, 2025)

1	continued>>

Long Exposure (% of total investment exposure)(1)
Capital Goods	13.9%
Financial Services	13.3%
Semiconductors & Semiconductor Equipment	13.2%
Software & Services	12.6%
Media & Entertainment	11.8%
Technology Hardware & Equipment	8.7%
Consumer Discretionary Distribution & Retail	8.1%
Health Care Equipment & Services	7.4%
Banks	6.8%
Consumer Services	5.9%
Materials	5.1%
Energy	4.6%
Equity Real Estate Investment Trusts (Reits)	4.6%
Commercial & Professional Services	4.5%
Other	19.3%

Short Exposure (% of total investment exposure)(1)
Capital Goods	(6.1)%
Materials	(3.5)%
Health Care Equipment & Services	(3.1)%
Transportation	(2.6)%
Pharmaceuticals, Biotechnology & Life Sciences	(2.4)%
Software & Services	(2.3)%
Consumer Discretionary Distribution & Retail	(2.2)%
Equity Real Estate Investment Trusts (Reits)	(2.1)%
Commercial & Professional Services	(1.7)%
Financial Services	(1.6)%
Other	(13.2)%

(1)	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W183_SAR_0225 4335652

2

Semi-Annual Shareholder Report February 28, 2025

Nuveen Equity Long/Short Fund
Class C Shares/NELCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$147	2.84%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2025)

Fund net assets	$144,852,437

Total number of portfolio holdings	187

Portfolio turnover (%)	43%

What did the Fund invest in? (as of February 28, 2025)

1	continued>>

Long Exposure (% of total investment exposure)(1)
Capital Goods	13.9%
Financial Services	13.3%
Semiconductors & Semiconductor Equipment	13.2%
Software & Services	12.6%
Media & Entertainment	11.8%
Technology Hardware & Equipment	8.7%
Consumer Discretionary Distribution & Retail	8.1%
Health Care Equipment & Services	7.4%
Banks	6.8%
Consumer Services	5.9%
Materials	5.1%
Energy	4.6%
Equity Real Estate Investment Trusts (Reits)	4.6%
Commercial & Professional Services	4.5%
Other	19.3%

Short Exposure (% of total investment exposure)(1)
Capital Goods	(6.1)%
Materials	(3.5)%
Health Care Equipment & Services	(3.1)%
Transportation	(2.6)%
Pharmaceuticals, Biotechnology & Life Sciences	(2.4)%
Software & Services	(2.3)%
Consumer Discretionary Distribution & Retail	(2.2)%
Equity Real Estate Investment Trusts (Reits)	(2.1)%
Commercial & Professional Services	(1.7)%
Financial Services	(1.6)%
Other	(13.2)%

(1)	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W175_SAR_0225 4335652

2

Semi-Annual Shareholder Report February 28, 2025

Nuveen Equity Long/Short Fund
Class I Shares/NELIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$95	1.84%
* Annualized for period less than one year.

Fund Statistics (as of February 28, 2025)

Fund net assets	$144,852,437

Total number of portfolio holdings	187

Portfolio turnover (%)	43%

What did the Fund invest in? (as of February 28, 2025)

1	continued>>

Long Exposure (% of total investment exposure)(1)
Capital Goods	13.9%
Financial Services	13.3%
Semiconductors & Semiconductor Equipment	13.2%
Software & Services	12.6%
Media & Entertainment	11.8%
Technology Hardware & Equipment	8.7%
Consumer Discretionary Distribution & Retail	8.1%
Health Care Equipment & Services	7.4%
Banks	6.8%
Consumer Services	5.9%
Materials	5.1%
Energy	4.6%
Equity Real Estate Investment Trusts (Reits)	4.6%
Commercial & Professional Services	4.5%
Other	19.3%

Short Exposure (% of total investment exposure)(1)
Capital Goods	(6.1)%
Materials	(3.5)%
Health Care Equipment & Services	(3.1)%
Transportation	(2.6)%
Pharmaceuticals, Biotechnology & Life Sciences	(2.4)%
Software & Services	(2.3)%
Consumer Discretionary Distribution & Retail	(2.2)%
Equity Real Estate Investment Trusts (Reits)	(2.1)%
Commercial & Professional Services	(1.7)%
Financial Services	(1.6)%
Other	(13.2)%

(1)	Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065W167_SAR_0225 4335652

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Portfolio of Investments February 28, 2025

Equity Long/Short

(Unaudited)

SHARES		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS - 99.5%
		COMMON STOCKS - 99.5%
		AUTOMOBILES & COMPONENTS - 0.8%
4,050	(a)	Tesla Inc	$1,186,569

		TOTAL AUTOMOBILES & COMPONENTS	1,186,569

		BANKS - 4.9%
13,700		Citigroup Inc	1,095,315
31,800		Fifth Third Bancorp	1,382,346
5,100		JPMorgan Chase & Co	1,349,715
6,800		M&T Bank Corp	1,303,696
24,600		Wells Fargo & Co	1,926,672

		TOTAL BANKS	7,057,744

		CAPITAL GOODS - 9.9%
13,900		AECOM	1,390,695
4,400		AMETEK Inc	832,920
4,150		Eaton Corp PLC	1,217,278
12,100		Emerson Electric Co	1,471,481
26,500		Flowserve Corp	1,458,560
11,600		Howmet Aerospace Inc	1,584,560
3,250		Hubbell Inc	1,207,668
22,700		nVent Electric PLC	1,369,718
1,850		Parker-Hannifin Corp	1,236,743
2,850		Trane Technologies PLC	1,008,045
8,200		Westinghouse Air Brake Technologies Corp	1,519,952

		TOTAL CAPITAL GOODS	14,297,620

		COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
6,600		Republic Services Inc	1,564,332
15,500		Veralto Corp	1,546,280
5,300		Verisk Analytics Inc	1,573,623

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,684,235

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.8%
20,200	(a)	Amazon.com Inc	4,288,056
3,500		Home Depot Inc/The	1,388,100
1,225	(a)	O’Reilly Automotive Inc	1,682,709
8,300		TJX Cos Inc/The	1,035,508

		TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	8,394,373

		CONSUMER SERVICES - 4.2%
15,000		Boyd Gaming Corp	1,143,900
25,000		Las Vegas Sands Corp	1,117,750
3,300		Royal Caribbean Cruises Ltd	812,130
14,800		Starbucks Corp	1,713,988
12,200		Wyndham Hotels & Resorts Inc	1,321,626

		TOTAL CONSUMER SERVICES	6,109,394

		CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.8%
1,675		Costco Wholesale Corp	1,756,422
23,700		Walmart Inc	2,337,057

		TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	4,093,479

		ENERGY - 3.3%
5,200		Cheniere Energy Inc	1,188,512
18,000		Exxon Mobil Corp	2,003,940
19,000		Kinder Morgan Inc	514,900
70,900		Permian Resources Corp	998,981

		TOTAL ENERGY	4,706,333

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.2%
6,200		American Tower Corp	1,274,844
5,400		AvalonBay Communities Inc	1,221,372
29,800		Cousins Properties Inc	903,834
10,500		Prologis Inc	1,301,160

		TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	4,701,210

4	See Notes To Financial Statements

SHARES		DESCRIPTION	VALUE

		FINANCIAL SERVICES - 9.4%
5,900		American Express Co	1,775,664
2,850		Ameriprise Financial Inc	1,531,305
4,200	(a)	Corpay Inc	1,541,610
7,500	(a)	Fiserv Inc	1,767,675
11,000		KKR & Co Inc	1,491,490
2,150		Mastercard Inc, Class A	1,239,067
18,500		Nasdaq Inc	1,531,430
3,350		S&P Global Inc	1,788,029
26,000	(a)	Toast Inc, Class A	1,003,600

		TOTAL FINANCIAL SERVICES	13,669,870

		FOOD, BEVERAGE & TOBACCO - 0.7%
15,700		Mondelez International Inc, Class A	1,008,411

		TOTAL FOOD, BEVERAGE & TOBACCO	1,008,411

		HEALTH CARE EQUIPMENT & SERVICES - 5.3%
17,400	(a)	Boston Scientific Corp	1,805,946
1,900	(a)	Intuitive Surgical Inc	1,088,985
4,300		Stryker Corp	1,660,617
3,350		UnitedHealth Group Inc	1,591,116
6,600	(a)	Veeva Systems Inc, Class A	1,479,324

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7,625,988

		HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
66,600		Kenvue Inc	1,571,760

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,571,760

		INSURANCE - 2.1%
16,300		Arch Capital Group Ltd	1,514,433
5,200		Progressive Corp/The	1,466,400

		TOTAL INSURANCE	2,980,833

		MATERIALS - 3.6%
13,100		Corteva Inc	825,038
17,700		DuPont de Nemours Inc	1,447,329
3,350	(a)	Linde PLC	1,564,617
27,800		Smurfit WestRock PLC	1,447,546

		TOTAL MATERIALS	5,284,530

		MEDIA & ENTERTAINMENT - 8.4%
16,300		Alphabet Inc, Class A	2,775,564
10,000	(a)	Live Nation Entertainment Inc	1,433,600
4,800		Meta Platforms Inc	3,207,360
1,900	(a)	Netflix Inc	1,863,064
4,800	(a)	Take-Two Interactive Software Inc	1,017,504
16,800		Walt Disney Co/The	1,911,840

		TOTAL MEDIA & ENTERTAINMENT	12,208,932

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
28,600		Bristol-Myers Squibb Co	1,705,132
2,000		Eli Lilly & Co	1,841,260
21,500	(a)	Exelixis Inc	831,835

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,378,227

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.4%
7,200		Analog Devices Inc	1,656,432
14,500		Broadcom Inc	2,891,735
15,600		Lam Research Corp	1,197,144
15,200		Marvell Technology Inc	1,395,664
15,600		Micron Technology Inc	1,460,628
40,000		NVIDIA Corp	4,996,800

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	13,598,403

		SOFTWARE & SERVICES - 9.0%
16,200		Microsoft Corp	6,431,238
7,000		Oracle Corp	1,162,420
8,800	(a)	Palo Alto Networks Inc	1,675,784
4,600	(a)	PTC Inc	752,698
5,900		Salesforce Inc	1,757,315

See Notes To Financial Statements	5

Portfolio of Investments February 28, 2025 (continued)

Equity Long/Short

SHARES		DESCRIPTION			VALUE

		SOFTWARE & SERVICES (continued)
1,325	(a)	ServiceNow Inc			$1,231,932

		TOTAL SOFTWARE & SERVICES			13,011,387

		TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
30,800		Apple Inc			7,448,672
16,100	(a)	Arista Networks Inc			1,498,105

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,946,777

		TELECOMMUNICATION SERVICES - 0.8%
4,200		T-Mobile US Inc			1,132,698

		TOTAL TELECOMMUNICATION SERVICES			1,132,698

		UTILITIES - 2.4%
22,200		Alliant Energy Corp			1,432,566
19,900		NextEra Energy Inc			1,396,383
5,000		Vistra Corp			668,300

		TOTAL UTILITIES			3,497,249

		TOTAL COMMON STOCKS (Cost $98,513,859)			144,146,022

		TOTAL LONG-TERM INVESTMENTS (Cost $98,513,859)			144,146,022

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.7%
		REPURCHASE AGREEMENTS - 0.7%
$1,050,000	(b)	Fixed Income Clearing Corporation	4.330%	03/03/25	1,050,000

		TOTAL REPURCHASE AGREEMENTS (Cost $1,050,000)			1,050,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,050,000)			1,050,000

		TOTAL INVESTMENTS - 100.2% (Cost $99,563,859)			145,196,022

SHARES		DESCRIPTION			VALUE

		COMMON STOCKS SOLD SHORT -(29.0)%(c)
		AUTOMOBILES & COMPONENTS - (0.3)%
(4,700)		Thor Industries Inc			$(467,133)

		Total AUTOMOBILES & COMPONENTS			(467,133)

		BANKS - (0.9)%
(25,500)		KeyCorp			(441,660)
(8,900)		Synovus Financial Corp			(461,732)
(7,600)		Truist Financial Corp			(352,260)

		Total BANKS			(1,255,652)

		CAPITAL GOODS - (4.3)%
(7,100)		A O Smith Corp			(472,008)
(4,700)		AGCO Corp			(455,759)
(4,400)		BWX Technologies Inc			(457,468)
(6,400)		Donaldson Co Inc			(442,176)
(6,800)		Fortune Brands Innovations Inc			(440,096)
(5,500)		Graco Inc			(478,885)
(725)		Lennox International Inc			(435,761)
(4,100)		Otis Worldwide Corp			(409,098)
(3,500)		PACCAR Inc			(375,340)
(1,500)		Rockwell Automation Inc			(430,725)
(3,650)	(a)	SiteOne Landscape Supply Inc			(461,031)
(6,400)		Timken Co/The			(518,400)
(5,900)		Toro Co/The			(473,239)
(850)		Watsco Inc			(428,681)

		Total CAPITAL GOODS			(6,278,667)

6	See Notes To Financial Statements

SHARES		DESCRIPTION	VALUE

		COMMERCIAL & PROFESSIONAL SERVICES - (1.2)%
(1,700)		Equifax Inc	$(416,840)
(9,300)		KBR Inc	(455,979)
(7,800)		Robert Half Inc	(460,902)
(4,700)		TransUnion	(434,421)

		Total COMMERCIAL & PROFESSIONAL SERVICES	(1,768,142)

		CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - (1.6)%
(5,300)		Best Buy Co Inc	(476,523)
(2,100)		Dick’s Sporting Goods Inc	(472,710)
(1,300)		Pool Corp	(451,100)
(1,350)	(a)	RH	(434,795)
(8,100)		Tractor Supply Co	(448,335)

		Total CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL	(2,283,463)

		CONSUMER DURABLES & APPAREL - (0.6)%
(49,500)		Leggett & Platt Inc	(453,915)
(7,300)		Somnigroup International Inc	(466,324)

		Total CONSUMER DURABLES & APPAREL	(920,239)

		CONSUMER SERVICES - (1.1)%
(2,400)	(a)	Airbnb Inc, Class A	(333,288)
(4,700)	(a)	Cava Group Inc	(446,641)
(2,000)	(a)	DoorDash Inc, Class A	(396,880)
(2,500)		Yum! Brands Inc	(390,925)

		Total CONSUMER SERVICES	(1,567,734)

		CONSUMER STAPLES DISTRIBUTION & RETAIL - (0.8)%
(6,200)		Kroger Co/The	(401,884)
(10,900)	(a)	Maplebear Inc	(447,881)
(2,900)		Target Corp	(360,296)

		Total CONSUMER STAPLES DISTRIBUTION & RETAIL	(1,210,061)

		ENERGY - (0.9)%
(12,500)	(a)	Antero Resources Corp	(458,750)
(3,300)		Phillips 66	(427,977)
(12,400)		Range Resources Corp	(460,288)

		Total ENERGY	(1,347,015)

		EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - (1.5)%
(10,800)		CubeSmart	(445,824)
(1,250)		Public Storage	(379,525)
(7,000)		Realty Income Corp	(399,210)
(3,500)		Sun Communities Inc	(476,525)
(10,800)		UDR Inc	(487,944)

		Total EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)	(2,189,028)

		FINANCIAL SERVICES - (1.2)%
(2,600)		Jack Henry & Associates Inc	(451,334)
(675)		Moody’s Corp	(340,159)
(4,700)		State Street Corp	(466,381)
(4,100)		T Rowe Price Group Inc	(433,452)

		Total FINANCIAL SERVICES	(1,691,326)

		FOOD, BEVERAGE & TOBACCO - (0.3)%
(8,600)	(a)	Pilgrim’s Pride Corp	(467,754)

		Total FOOD, BEVERAGE & TOBACCO	(467,754)

		HEALTH CARE EQUIPMENT & SERVICES - (2.2)%
(3,600)		Cardinal Health Inc	(466,128)
(6,800)	(a)	Hologic Inc	(431,052)
(1,000)	(a)	IDEXX Laboratories Inc	(437,110)
(2,600)		Quest Diagnostics Inc	(449,540)
(1,700)		ResMed Inc	(396,984)
(6,600)	(a)	Solventum Corp	(526,350)
(2,000)		STERIS PLC	(438,520)

		Total HEALTH CARE EQUIPMENT & SERVICES	(3,145,684)

See Notes To Financial Statements	7

Portfolio of Investments February 28, 2025 (continued)

Equity Long/Short

SHARES		DESCRIPTION	VALUE

		HOUSEHOLD & PERSONAL PRODUCTS - (0.6)%
(4,000)		Colgate-Palmolive Co	$(364,680)
(3,000)		Kimberly-Clark Corp	(426,030)

		Total HOUSEHOLD & PERSONAL PRODUCTS	(790,710)

		INSURANCE - (0.7)%
(3,500)		Aflac Inc	(383,145)
(1,000)		Chubb Ltd	(285,480)
(3,500)		Prudential Financial Inc	(402,850)

		Total INSURANCE	(1,071,475)

		MATERIALS - (2.5)%
(46,800)		Amcor PLC	(473,616)
(2,500)		Avery Dennison Corp	(469,925)
(8,900)		Ball Corp	(468,941)
(5,500)		CF Industries Holdings Inc	(445,610)
(1,500)		Ecolab Inc	(403,515)
(8,000)		International Paper Co	(450,800)
(850)		Martin Marietta Materials Inc	(410,669)
(3,700)		Steel Dynamics Inc	(499,759)

		Total MATERIALS	(3,622,835)

		MEDIA & ENTERTAINMENT - (1.0)%
(8,300)		Fox Corp, Class A	(478,080)
(16,500)		Interpublic Group of Cos Inc/The	(452,100)
(9,600)		New York Times Co/The, Class A	(461,664)

		Total MEDIA & ENTERTAINMENT	(1,391,844)

		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (1.7)%
(3,100)		Agilent Technologies Inc	(396,552)
(7,100)		Bio-Techne Corp	(438,425)
(2,200)	(a)	IQVIA Holdings Inc	(415,360)
(11,650)		QIAGEN NV	(447,360)
(3,900)		Revvity Inc	(437,385)
(2,100)		Zoetis Inc	(351,204)

		Total PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	(2,486,286)

		REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.3)%
(5,700)	(a)	Zillow Group Inc, Class C	(436,962)

		Total REAL ESTATE MANAGEMENT & DEVELOPMENT	(436,962)

		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.6)%
(4,400)		Entegris Inc	(445,368)
(3,800)		Teradyne Inc	(417,468)

		Total SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	(862,836)

		SOFTWARE & SERVICES - (1.6)%
(1,200)	(a)	Autodesk Inc	(329,052)
(2,700)	(a)	Cloudflare Inc, Class A	(392,310)
(4,400)		Cognizant Technology Solutions Corp, Class A	(366,652)
(225)	(a)	Fair Isaac Corp	(424,429)
(800)	(a)	Gartner Inc	(398,656)
(700)	(a)	Tyler Technologies Inc	(425,901)

		Total SOFTWARE & SERVICES	(2,337,000)

		TECHNOLOGY HARDWARE & EQUIPMENT - (0.6)%
(2,500)		CDW Corp/DE	(445,500)
(1)	(a)	Sandisk Corp/DE	(31)
(8,900)	(a)	Western Digital Corp	(435,477)

		Total TECHNOLOGY HARDWARE & EQUIPMENT	(881,008)

8	See Notes To Financial Statements

SHARES		DESCRIPTION	VALUE

		TRANSPORTATION - (1.8)%
(4,700)		CH Robinson Worldwide Inc	$(477,614)
(1,500)		Norfolk Southern Corp	(368,625)
(17,000)		Schneider National Inc, Class B	(448,460)
(15,000)		Southwest Airlines Co	(465,900)
(7,600)		U-Haul Holding Co	(467,780)
(3,600)	(a)	XPO Inc	(442,656)

		Total TRANSPORTATION	(2,671,035)

		UTILITIES - (0.7)%
(3,200)		Atmos Energy Corp	(486,816)
(11,000)		NiSource Inc	(448,910)

		Total UTILITIES	(935,726)

		Total Common Stocks Sold Short (Proceeds $41,539,166)	(42,079,615)

		OTHER ASSETS & LIABILITIES, NET - 28.8%	41,736,030

		NET ASSETS - 100%	$144,852,437

S&P	Standard & Poor’s

(a)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)	Agreement with Fixed Income Clearing Corporation, 4.330% dated 2/28/25 to be repurchased at $1,050,379 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 1.750% and maturity date 8/15/41, valued at $1,071,019.
(c)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $30,384,751 have been pledged as collateral for Common Stocks Sold Short.

See Notes To Financial Statements	9

Statement of Assets and Liabilities

February 28, 2025 (Unaudited)	Equity Long/ Short
ASSETS
Long-term investments, at value†	$144,146,022
Short-term investments, at value◇	1,050,000
Cash	46,515
Cash collateral at brokers for common stocks sold short(1)	42,416,154
Receivables:
Dividends	91,427
Interest	126
Investments sold	1,328,312
Reimbursement from Adviser	39,065
Shares sold	63,027
Other	26,409

Total assets	189,207,057
LIABILITIES
Common stocks sold short, at value§	42,079,615
Payables:
Management fees	142,839
Dividends on common stocks sold short	60,186
Interest	15
Investments purchased - regular settlement	1,775,593
Shares redeemed	185,812
Accrued expenses:
Custodian fees	17,598
Trustees fees	5,398
Professional fees	19,726
Shareholder reporting expenses	28,186
Shareholder servicing agent fees	28,813
12b-1 distribution and service fees	10,839

Total liabilities	44,354,620

Net assets	$144,852,437

NET ASSETS CONSIST OF:
Paid-in capital	$100,466,460

Total distributable earnings (loss)	44,385,977

Net assets	$144,852,437

† Long-term investments, cost	$98,513,859

◇ Short-term investments, cost	1,050,000
§ Common stocks sold short, proceeds	$41,539,166

(1)	Cash pledged as collateral for common stocks sold short is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of Investments.

10	See Notes To Financial Statements

Statement of Assets and Liabilities (continued)

Equity Long/ Short
CLASS A:
Net assets	$23,809,394
Shares outstanding	404,905
Net asset value (“NAV”) per share	$58.80
Maximum sales charge	5.75%
Offering price per share (NAV per share plus maximum sales charge)	$62.39
CLASS C:
Net assets	$7,802,387
Shares outstanding	151,854
NAV and offering price per share	$51.38
CLASS I:
Net assets	$113,240,656
Shares outstanding	1,845,671
NAV and offering price per share	$61.35
Authorized shares - per class	Unlimited
Par value per share	$0.01

See Notes To Financial Statements

Statement of Operations

Six Months Ended February 28, 2025 (Unaudited)	Equity Long/Short

INVESTMENT INCOME
Affiliated income	$33,325
Dividends	812,745
Interest	37,399
Prime brokerage credits	878,456
Total investment income	1,761,925

EXPENSES
Management fees	883,594
12b-1 service fees - Class A	28,933
12b-1 distribution and service fees - Class C	41,020
Shareholder servicing agent fees - Class A	9,993
Shareholder servicing agent fees - Class C	3,521
Shareholder servicing agent fees - Class I	47,317
Interest expense	2,598
Trustees fees	2,768
Custodian expenses	18,355
Dividends expense on common stocks sold short	340,210
Registration fees	27,826
Professional fees	24,125
Shareholder reporting expenses	24,539
Other	22,440

Total expenses before fee waiver/expense reimbursement	1,477,239
Fee waiver/expense reimbursement	(109,567)
Net expenses	1,367,672

Net investment income (loss)	394,253

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	3,684,858
Common stocks sold short	(1,807,724)
Net realized gain (loss)	1,877,134

Change in unrealized appreciation (depreciation) on:
Investments	5,701,108
Common stocks sold short	1,459,777
Net change in unrealized appreciation (depreciation)	7,160,885

Net realized and unrealized gain (loss)	9,038,019

Net increase (decrease) in net assets from operations	$9,432,272

See Notes To Financial Statements

Statement of Changes in Net Assets

	Equity Long/Short
	Unaudited Six Months Ended 2/28/25	Year Ended 8/31/24

OPERATIONS
Net investment income (loss)	$394,253	$898,032
Net realized gain (loss)	1,877,134	5,645,652
Net change in unrealized appreciation (depreciation)	7,160,885	13,716,558

Net increase (decrease) in net assets from operations	9,432,272	20,260,242

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(1,047,315)	(731,681)
Class C	(368,669)	(254,169)
Class I	(5,243,442)	(3,398,713)

Total distributions	(6,659,426)	(4,384,563)

FUND SHARE TRANSACTIONS
Subscriptions	24,672,997	37,527,286
Reinvestments of distributions	6,650,712	4,376,095
Redemptions	(20,798,477)	(37,128,412)

Net increase (decrease) from Fund share transactions	10,525,232	4,774,969

Capital contribution from the Adviser	–	484,755

Net increase (decrease) in net assets	13,298,078	21,135,403

Net assets at the beginning of period	131,554,359	110,418,956

Net assets at the end of period	$144,852,437	$131,554,359

See Notes To Financial Statements

Statement of Cash Flows

Six Months Ended February 28, 2025 (Unaudited)	Equity Long/ Short

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations	$9,432,272
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(42,276,587)
Purchases of common stock sold short	(18,375,118)
Proceeds from sale and maturities of investments	37,695,338
Proceeds from sales of common stock sold short	21,952,488
Proceeds from (Purchase of) short-term investments, net	(225,000)
Proceeds from litigation settlement	10,106
(Increase) Decrease in:
Receivable for dividends	13,263
Receivable for interest	116
Receivable for investments sold	(1,009,128)
Receivable for reimbursement from Adviser	(11,899)
Other assets	510,541
Increase (Decrease) in:
Payable for dividends on common stocks sold short	5,169
Payable for interest	15
Payable for investments purchased — regular settlement	1,320,586
Payable for management fees	9,329
Accrued custodian fees	(7,082)
Accrued 12b-1 distribution and service fees	(482)
Accrued Trustees fees	726
Accrued professional fees	(4,565)
Accrued shareholder reporting expenses	9,105
Accrued shareholder servicing agent fees	38
Net realized (gain) loss from investments	(3,684,858)
Net realized (gain) loss from common stocks sold short	1,807,724
Net change in unrealized (appreciation) depreciation of investments	(5,701,108)
Net change in unrealized (appreciation) depreciation of common stocks sold short	(1,459,777)

Net cash provided by (used in) operating activities	11,212

CASH FLOWS FROM FINANCING ACTIVITIES
Cash distributions paid to common shareholders	(8,714)
Subscriptions	24,736,521
Redemptions	(20,625,270)

Net cash provided by (used in) financing activities	4,102,537

Net increase (decrease) in cash and cash collateral at brokers	4,113,749
Cash and cash collateral at brokers at the beginning of period	38,348,920
Cash and cash collateral at brokers at the end of period	$42,462,669

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:

Equity Long/ Short

Cash	$46,515
Cash collateral at broker for common stocks sold short	42,416,154

Total cash and cash collateral at brokers	$42,462,669

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	Equity Long/ Short

Cash paid for interest	$5,189
Non-cash financing activities not included herein consists of reinvestments of share distributions	6,650,712

See Notes To Financial Statements

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period

Equity Long/Short

Class A
2/28/25(f)	$57.45	$0.12	$3.97	$4.09	$(0.38)	$(2.36)	$(2.74)	$58.80
8/31/24	49.84	0.34	9.28	9.62	(2.01)	—	(2.01)	57.45
8/31/23	46.40	(0.18)	6.65	6.47	—	(3.03)	(3.03)	49.84
8/31/22	52.35	(0.45)	(4.15)	(4.60)	—	(1.35)	(1.35)	46.40
8/31/21	41.40	(0.41)	11.36	10.95	—	—	—	52.35
8/31/20	40.61	(0.33)	1.12	0.79	—	—	—	41.40

Class C
2/28/25(f)	50.35	(0.09)	3.48	3.39	—	(2.36)	(2.36)	51.38
8/31/24	43.70	(0.05)	8.15	8.10	(1.45)	—	(1.45)	50.35
8/31/23	41.36	(0.47)	5.84	5.37	—	(3.03)	(3.03)	43.70
8/31/22	47.15	(0.74)	(3.70)	(4.44)	—	(1.35)	(1.35)	41.36
8/31/21	37.57	(0.68)	10.26	9.58	—	—	—	47.15
8/31/20	37.13	(0.57)	1.01	0.44	—	—	—	37.57

Class I
2/28/25(f)	59.92	0.20	4.13	4.33	(0.54)	(2.36)	(2.90)	61.35
8/31/24	51.96	0.49	9.68	10.17	(2.21)	—	(2.21)	59.92
8/31/23	48.13	(0.07)	6.93	6.86	—	(3.03)	(3.03)	51.96
8/31/22	54.12	(0.33)	(4.31)	(4.64)	—	(1.35)	(1.35)	48.13
8/31/21	42.70	(0.31)	11.73	11.42	—	—	—	54.12
8/31/20	41.77	(0.24)	1.17	0.93	—	—	—	42.70

(a)

Each ratio includes the effect of dividends expense on common stocks sold short and prime broker expenses as shown in the following table. In the event the Fund earns credits as an element of its prime broker fee agreement, and such earned credits exceeded prime brokerage fees, the Fund’s prime broker expense for the reporting period will be zero. See Notes for Financial Statements for more information.

	Ratios of Dividends Expense on Common Stocks Sold Short to Average Net Assets					Ratios of Prime Broker Expenses to Average Net Assets
	Class A		Class C		Class I	Class A	Class C	Class I

2/28/25(f)	0.48	%(g)	0.48	%(g)	0.48%	—	—	—
8/31/24	0.57		0.58		0.57	—	—	—
8/31/23	0.60		0.60		0.60	—	—	—
8/31/22	0.37		0.36		0.36	0.25	0.25	0.25
8/31/21	0.58		0.59		0.60	0.34	0.35	0.35
8/31/20	0.84		0.84		0.84	0.54	0.53	0.54

(b)	Based on average shares outstanding.

(c)

Total returns are at NAV and do not include any sales charge. Total returns are not annualized. During the fiscal years ended August 31, 2024 and August 31, 2023, Nuveen Fund Advisors, LLC, made a payment to the Fund to reimburse for certain interest expenses associated with the Fund’s short positions that were unnecessarily incurred due to an operational issue. This payment had the effect of increasing the Fund’s NAVs by the following amounts: 1) Class A Shares - $0.22, 2) Class C Shares - $0.19, 3) Class I Shares - $0.22 for the fiscal year ended August 31, 2024 and 1) Class A Shares - $1.50, 2) Class C Shares - $1.32, 3) Class I Shares - $1.56 for the fiscal year ended August 31, 2023. As a result, the Fund’s total returns for the years ended August 31, 2024 and August 31, 2023, would have been as follows: 1) Class A Shares – 19.37%, 2) Class C Shares – 18.52%, 3) Class I Shares – 19.72% and 1) Class A Shares - 11.30%, 2) Class C Shares - 10.36%, 3) Class I Shares - 11.78%, respectively.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

(e)	Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.

(f)	Unaudited.

(g)	Annualized.

See Notes To Financial Statements

	Ratio/Supplemental Data
		Ratios to Average Net Assets(a)
Total Return(c)	Net Assets, End of Period (000)	Gross Expenses	Net Expenses(d)	NII (Loss)(d),(e)	Portfolio Turnover Rate

7.04%	$23,809	2.25%(g)	2.09%(g)	0.41%(g)	43%
19.83	22,370	2.37	2.18	0.64	98
15.04	25,720	2.42	2.21	(0.39)	77
(9.12)	24,434	2.40	2.22	(0.89)	94
26.45	28,482	2.63	2.53	(0.91)	200
1.95	33,016	3.09	2.98	(0.84)	168

6.65	7,802	3.00 (g)	2.84 (g)	(0.33) (g)	43
18.94	8,184	3.12	2.93	(0.11)	98
14.17	7,800	3.17	2.96	(1.18)	77
(9.80)	8,797	3.15	2.96	(1.64)	94
25.50	12,112	3.39	3.29	(1.68)	200
1.19	12,761	3.84	3.72	(1.58)	168

7.17	113,241	2.00 (g)	1.84 (g)	0.66 (g)	43
20.14	101,000	2.12	1.93	0.89	98
15.33	76,899	2.17	1.96	(0.15)	77
(8.89)	77,576	2.14	1.96	(0.64)	94
26.74	106,132	2.40	2.30	(0.67)	200
2.23	130,871	2.85	2.73	(0.59)	168

See Notes To Financial Statements

Notes to Financial Statements

(Unaudited)

1.  General Information

Trust and Fund Information: The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Equity Long/Short Fund (the ’’Fund’’). The Trust was organized as a Massachusetts business trust on June 27, 1997.

Current Fiscal Period: The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.

2.  Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund’s Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income on investments purchased and dividends expense on common stocks sold short are recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Multiclass Operations and Allocations: Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages

Notes to Financial Statements (continued)

its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund’s Portfolio of Investments or Statements of Assets and Liabilities.

The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Fund adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial positions or the results of their operations.

The officers of the Fund act as the chief operating decision maker (“CODM”). The Fund represents a single operating segment. The CODM monitors the operating results of the Fund as a whole and is responsible for the Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.  Investment Valuation and Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1	- Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2	- Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3	- Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

Equity Long/Short	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Common Stocks	$144,146,022	$–	$–	$144,146,022
Short-Term Investments:
Repurchase Agreements	–	1,050,000	–	1,050,000
Common Stocks Sold Short	(42,079,615)	–	–	(42,079,615)

Total	$102,066,407	$1,050,000	$–	$103,116,407

4.  Portfolio Securities

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty

Equity Long/Short	Fixed Income Clearing Corporation	$1,050,000	$(1,071,019)

Securities Lending: The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund’s custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by the Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.

As of the end of the reporting period, the Fund did not have any securities out on loan.

Short Sale Transactions: The Fund pursues a “long/short” investment strategy, pursuant to which it sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transactions.

When the Fund sells a security short, it borrows the security from a third party and segregate assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments, and any cash pledged as collateral in addition to long-term investments is recognized as “Cash collateral at broker for common stocks sold short”, on the Statement of Assets and Liabilities. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the stock by the issuer and such amounts are recognized as “Dividends expense on common stocks sold short”, on the Statement of Operations, when applicable. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in unrealized appreciation (depreciation) on common stocks sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the

Notes to Financial Statements (continued)

price of the security increases between the date of the short sale and on the date on which the Fund replaces the borrowed security. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could retain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Realized gain (loss) from common stocks sold short” on the Statement of Operations.

Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund. The Fund may also earn credits as an element of the prime broker fee arrangement with BAML, which are recorded as an offset to the prime brokerage fees. The net prime brokerage fees paid to BAML are recognized as “Prime broker expense” on the Statement of Operations. In the event that credits exceed prime brokerage fees, the net credits are recognized as “Prime brokerage credits” on the Statement of Operations.

Purchases and Sales: Long-term purchases and sales (including transactions for common stocks sold short) during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales

Equity Long/Short	$60,651,705	$59,647,826

The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5.  Derivative Investments

The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Market and Counterparty Credit Risk: In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.  Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 2/28/25		Year Ended 8/31/24
Equity Long/Short	Shares	Amount	Shares	Amount

Subscriptions:
Class A	55,840	$3,312,115	74,233	$3,930,388
Class A - automatic conversion of Class C	22	1,307	73	3,867
Class C	7,834	404,854	17,498	816,452
Class I	335,077	20,954,721	587,325	32,776,579

Total subscriptions	398,773	24,672,997	679,129	37,527,286

Reinvestments of distributions:
Class A	17,444	1,047,315	14,434	731,681
Class C	7,029	368,669	5,692	254,169
Class I	83,570	5,234,728	64,234	3,390,245

Total reinvestments of distributions	108,043	6,650,712	84,360	4,376,095

Redemptions:
Class A	(57,774)	(3,447,036)	(215,447)	(10,684,126)
Class C	(25,543)	(1,326,038)	(39,033)	(1,815,841)
Class C - automatic conversion to Class A	(25)	(1,307)	(83)	(3,867)
Class I	(258,683)	(16,024,096)	(445,765)	(24,624,578)

Total redemptions	(342,025)	(20,798,477)	(700,328)	(37,128,412)

Net increase (decrease)	164,791	$10,525,232	63,161	$4,774,969

7.  Income Tax Information

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes, as well as proceeds from common stocks sold short, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Equity Long/Short	$58,566,547	$46,734,476	$(2,184,616)	$44,549,860

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

Equity Long/Short	$–	$4,268,056	$37,349,012	$–	$–	$(3,936)	$41,613,132

Notes to Financial Statements (continued)

8.  Management Fees and Other Transactions with Affiliates

Management Fees: The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.

The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Annual fund-level fee, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	Fund-Level Fee Rate

For the first $125 million	1.1000%
For the next $125 million	1.0875
For the next $250 million	1.0750
For the next $500 million	1.0625
For the next $1 billion	1.0500
For the next $3 billion	1.0250
For the next $2.5 billion	1.0000
For the next $2.5 billion	0.9875
For net assets over $10 billion	0.9750

The annual complex-level fee, payable monthly, for the Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee

For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of February 28, 2025, the complex-level fee rate for the Fund was as follows:

Fund	Complex-Level Fee

Equity Long/Short	0.1574%

The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2026 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board.

Payment from Adviser: During the prior fiscal period, the Adviser made payments of $484,755 to the Fund to reimburse for certain interest expenses associate with the Fund’s short positions that were unnecessarily incurred due to an operational issue. These amounts are recognized as “Capital contribution from the Adviser” on the Statement of Changes in Net Assets. During the prior fiscal period, this payment had the effect of increasing the Fund’s NAVs by the following amounts: 1) Class A Shares - $0.22, 2) Class C Shares - $0.19 and 3) Class I Shares - $0.22. As a result, the Fund’s total returns for the year ended August 31, 2024, were higher than they would have been had the Fund not received the payment.

Distribution and Service Fees: The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund, which amounted to $33,325, is recognized in “Affiliated income” on the Statement of Operations and any amounts due to the Fund at the end of the reporting period is recognized in “Reimbursement from Adviser” on the Statement of Assets and Liabilities.

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected	Paid to Financial Intermediaries
Equity Long/Short	$58,788	$51,619

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances
Equity Long/Short	$1,925

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained
Equity Long/Short	$2,494

The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained
Equity Long/Short	$—

9. Borrowing Arrangements

Committed Line of Credit: The Fund, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense”

Notes to Financial Statements (continued)

on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the Fund did not utilize this facility.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by the Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Fund does not pay any remuneration to its officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust II

Date: May 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: May 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)